EQUITY (Details 5) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Options/Warrants (in Shares)	594,285	629,160	43,446
Granted, Number of Options/Warrants (in Shares)	209,346	8,571	585,714
Exercised, Number of Options/Warrants (in Shares)	0	0	0
Forfeited or Expired, Number of Options/Warrants (in Shares)	0	43,446	0
Warrants Outstanding, Number of Options/Warrants (in Shares)	803,631	594,285	629,160
Exercisable, Number of Options/Warrants (in Shares)	803,631	594,285	585,714
Warrants Outstanding, Weighted Average Exercise Price	$ 25.90	$ 24.85	$ 11.90
Granted, Weighted Average Exercise Price	$ 6.08	$ 35.00	$ 25.90
Exercised, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Forfeited or Expired, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Warrants Outstanding, Weighted Average Exercise Price	$ 11.56	$ 25.90	$ 24.85
Exercisable, Weighted Average Exercise Price	$ 11.56	$ 25.90	$ 25.90